Description of Business - Narrative (Details)	9 Months Ended
	Sep. 30, 2021 a facility	May 30, 2021 a
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of facilities under construction	4
Morehead, Kentucky
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of land | a	10	60
Berea And Richmond, Kentucky
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of facilities under construction	2
Berea, Kentucky
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Facilities under construction, percentage complete	60.00%
Richmond, Kentucky
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Facilities under construction, percentage complete	60.00%
Somerset, Kentucky
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of facilities under construction	2
Facilities under construction, percentage complete	40.00%